Related Party Revenues (Table Text Block)	12 Months Ended
Mar. 31, 2013
Related Party Revenue [Abstract]
Related Party Revenue
Management believes that the sale of self-storage properties to SAC Holdings has provided a unique structure for us to earn moving equipment rental revenues and property management fee revenues from the SAC Holdings self-storage properties that we manage.
Related Party Revenues
	Years Ended March 31,
	2013	2012	2011
	(In thousands)
U-Haul interest income revenue from SAC Holdings	$8,373	$19,364	$19,163
U-Haul interest income revenue from Private Mini	5,383	5,431	5,451
U-Haul management fee revenue from SAC Holdings	18,732	18,306	16,873
U-Haul management fee revenue from Private Mini	2,305	2,226	2,174
U-Haul management fee revenue from Mercury	3,342	2,734	3,085
	$38,135	$48,061	$46,746

During fiscal 2013, subsidiaries of the Company held various junior unsecured notes of SAC Holdings. Substantially all of the equity interest of SAC Holdings is controlled by Blackwater Investments, Inc. (“Blackwater”). Blackwater is wholly-owned by Mark V. Shoen, a significant shareholder of AMERCO. We do not have an equity ownership interest in SAC Holdings. We received cash interest payments of $12.6 million, $17.8 million and $15.8 million, from SAC Holdings during fiscal 2013, 2012 and 2011, respectively. The largest aggregate amount of notes receivable outstanding during fiscal 2013 was $195.4 million and the aggregate notes receivable balance at March 31, 2013 was $72.4 million. In accordance with the terms of these notes, SAC Holdings may prepay the notes without penalty or premium at any time. The scheduled maturities of these notes are between 2017 and 2019. During the first quarter of fiscal 2013, we received $127.3 million in repayments on the notes and interest receivables.
During fiscal 2013, AMERCO and U-Haul held various junior notes issued by Private Mini Storage Realty, L.P. (“Private Mini”). The equity interests of Private Mini are ultimately controlled by Blackwater. We received cash interest payments of $5.4 million, $5.4 million and $5.5 million, from Private Mini during fiscal 2013, 2012 and 2011, respectively. The largest aggregate amount outstanding during fiscal 2013 was $66.3 million and the aggregate notes receivable balance at March 31, 2013 was $65.9 million.
We currently manage the self-storage properties owned or leased by SAC Holdings, Mercury Partners, L.P. (“Mercury”), Four SAC Self-Storage Corporation (“4 SAC”), Five SAC Self-Storage Corporation (“5 SAC”), Galaxy Investments, L.P. (“Galaxy”) and Private Mini pursuant to a standard form of management agreement, under which we receive a management fee of between 4% and 10% of the gross receipts plus reimbursement for certain expenses. We received management fees, exclusive of reimbursed expenses, of $23.7 million, $22.5 million and $22.0 million from the above mentioned entities during fiscal 2013, 2012 and 2011, respectively. This management fee is consistent with the fee received for other properties we previously managed for third parties. SAC Holdings, 4 SAC, 5 SAC, Galaxy and Private Mini are substantially controlled by Blackwater. Mercury is substantially controlled by Mark V. Shoen.  James P. Shoen, a significant stockholder and director of AMERCO and an estate planning trust benefitting the Shoen children have an interest in Mercury.